PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT [Text Block]

10. PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2015 and 2014, property, plant and equipment consist of:

	December 31,
	2015	2014
Office buildings	$580,863	$5,259,585
Plant and machinery	724,948	-
Electronic equipment, furniture and fixtures	16,318,202	12,027,525
Motor vehicles	817,725	1,221,681
Purchased software	3,179,938	2,940,349
	21,621,676	21,449,140
Less: accumulated depreciation	(13,248,715)	(12,527,743)
	$8,372,961	$8,921,397

Depreciation expense for the years ended December 31, 2015, 2014 and 2013 was approximately $1.67 million, $2.14 million and $7.84 million, respectively.

Management regularly evaluates property, plant and equipment for impairment if an event occurs or circumstances change that would potentially indicate that the carrying value of the property, plant and equipment and exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, plant and equipment.

Based on the discounted cash flow method, management determined that approximately $4.62 million, $0.83 million and $29.98 million of property, plant and equipement were impaired during the years ended December 31, 2015, 2014 and 2013.